Capital - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended			12 Months Ended
	Oct. 01, 2018	Feb. 28, 2019 USD ($)	Nov. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 $ / shares
Disclosure of Share Capital [line items]
Price per share paid | $ / shares				$ 47
Return of capital transaction			$ 2,300
Cash per common share | $ / shares			$ 4.45
Reverse stock split | shares			0.9079
Number of common shares redeemed | shares			47,658,293		26,800,000	22,800,000
Increased Dividends paid, ordinary shares per share | $ / shares				0.02
Dividend paid per common share | $ / shares				$ 1.40
Other financial liabilities					$ 95	$ 129
Major Ordinary Share Transactions [Member]
Disclosure of Share Capital [line items]
Repurchase of common share		$ 250
Series ii cumulative redeemable preference share capital [member]
Disclosure of Share Capital [line items]
Number of shares authorized | shares					6,000,000	6,000,000
Redemption price of shares | $ / shares							$ 25.00
Dividend payable rate percentage					70.00%
Pre-defined share repurchase program with broker [member]
Disclosure of Share Capital [line items]
Other financial liabilities					$ 21
Substantial issuer bid/tender offer [member]
Disclosure of Share Capital [line items]
Amount returned to shareholders				$ 6,500	(6,491)
Increase (decrease) through treasury share transactions | shares				138,000,000
Return on Capital [member]
Disclosure of Share Capital [line items]
Amount returned to shareholders					1,200
Financial & risk [member]
Disclosure of Share Capital [line items]
Percentage of ownership stake sold	55.00%
Amount returned to shareholders					$ 10,000
Private Share Repurchase Agreement [member]
Disclosure of Share Capital [line items]
Number of common shares redeemed | shares						6,000,000
NCIB [member]
Disclosure of Share Capital [line items]
Potential repurchase of common shares | shares			32,200,000